Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.74%
Aerospace & Defense–4.08%
Curtiss-Wright Corp.	4,314	$2,938,352
Howmet Aerospace, Inc.	10,464	2,411,534
Karman Holdings, Inc.(b)(c)	29,465	2,358,673
Rocket Lab Corp.(b)	31,347	2,013,104
		9,721,663
Application Software–2.75%
Datadog, Inc., Class A(b)	37,287	4,401,730
Palantir Technologies, Inc., Class A(b)	14,643	2,141,978
		6,543,708
Automobile Manufacturers–0.63%
Tesla, Inc.(b)	4,039	1,501,498
Broadline Retail–1.71%
Amazon.com, Inc.(b)	19,553	4,072,303
Communications Equipment–4.53%
Arista Networks, Inc.(b)	44,277	5,436,330
Lumentum Holdings, Inc.(b)	7,596	5,338,165
		10,774,495
Construction & Engineering–1.80%
Comfort Systems USA, Inc.	3,113	4,292,796
Construction Machinery & Heavy Transportation Equipment– 1.06%
Caterpillar, Inc.	3,566	2,526,368
Electrical Components & Equipment–1.41%
Vertiv Holdings Co., Class A	13,350	3,345,243
Electronic Components–4.25%
Amphenol Corp., Class A	39,070	4,936,495
Coherent Corp.(b)	21,707	5,170,824
		10,107,319
Electronic Equipment & Instruments–3.41%
Advanced Energy Industries, Inc.	15,382	4,963,925
Keysight Technologies, Inc.(b)	11,202	3,163,109
		8,127,034
Electronic Manufacturing Services–5.62%
Fabrinet (Thailand)(b)	7,248	3,779,977
Flex Ltd.(b)	61,769	4,043,399
TTM Technologies, Inc.(b)	56,987	5,551,673
		13,375,049
Heavy Electrical Equipment–0.96%
Bloom Energy Corp., Class A(b)	16,781	2,273,658
Industrial Machinery & Supplies & Components–0.98%
Parker-Hannifin Corp.	2,607	2,333,891
Interactive Media & Services–4.97%
Alphabet, Inc., Class A	31,431	9,038,298
Meta Platforms, Inc., Class A	4,880	2,791,995
		11,830,293
Shares		Value
Internet Services & Infrastructure–6.62%
Akamai Technologies, Inc.(b)	22,629	$2,598,941
Cloudflare, Inc., Class A(b)	18,633	3,844,733
MongoDB, Inc.(b)	15,753	3,855,862
Snowflake, Inc., Class A(b)(c)	36,247	5,466,772
		15,766,308
Movies & Entertainment–1.71%
Netflix, Inc.(b)	42,445	4,081,087
Oil & Gas Exploration & Production–0.98%
Diamondback Energy, Inc.	11,801	2,334,120
Semiconductor Materials & Equipment–11.73%
ASML Holding N.V., New York Shares (Netherlands)	3,791	5,007,267
Entegris, Inc.(c)	39,112	4,585,491
Lam Research Corp.	38,502	8,226,337
Nova Ltd. (Israel)(b)	9,869	4,285,909
Teradyne, Inc.	19,660	5,828,404
		27,933,408
Semiconductors–29.43%
Analog Devices, Inc.	12,008	3,820,225
Broadcom, Inc.	29,350	9,084,119
Lattice Semiconductor Corp.(b)	60,655	5,626,358
MACOM Technology Solutions Holdings, Inc.(b)	29,422	6,533,744
Microchip Technology, Inc.	49,879	3,222,682
Micron Technology, Inc.	6,920	2,337,853
Monolithic Power Systems, Inc.	4,869	5,323,521
NVIDIA Corp.	109,411	19,081,278
SiTime Corp.(b)	7,241	2,500,679
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	33,400	11,287,530
Tower Semiconductor Ltd. (Israel)(b)	7,103	1,246,434
		70,064,423
Systems Software–3.00%
JFrog Ltd.(b)	65,927	3,093,954
Microsoft Corp.	10,969	4,060,395
		7,154,349
Technology Hardware, Storage & Peripherals–5.11%
Apple, Inc.	30,181	7,659,636
Western Digital Corp.(c)	16,672	4,509,609
		12,169,245
Total Common Stocks & Other Equity Interests (Cost $153,462,771)		230,328,258
Money Market Funds–3.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	3,145,736	3,145,736
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	5,842,082	$5,842,082
Total Money Market Funds (Cost $8,987,818)		8,987,818
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.51% (Cost $162,450,589)		239,316,076
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.69%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,449,679	2,449,679
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	6,335,853	$6,336,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,786,165)		8,786,165
TOTAL INVESTMENTS IN SECURITIES–104.20% (Cost $171,236,754)		248,102,241
OTHER ASSETS LESS LIABILITIES—(4.20)%		(10,007,508)
NET ASSETS–100.00%		$238,094,733
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,050,297	$7,863,530	$(6,768,091)	$-	$-	$3,145,736	$16,671
Invesco Treasury Portfolio, Institutional Class	3,807,694	14,603,700	(12,569,312)	-	-	5,842,082	30,704
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,171,087	22,539,454	(25,260,862)	-	-	2,449,679	30,368*
Invesco Private Prime Fund	13,424,631	46,344,814	(53,432,264)	-	(695)	6,336,486	79,828*
Total	$24,453,709	$91,351,498	$(98,030,529)	$-	$(695)	$17,773,983	$157,571

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$230,328,258	$—	$—	$230,328,258
Money Market Funds	8,987,818	8,786,165	—	17,773,983
Total Investments	$239,316,076	$8,786,165	$—	$248,102,241
Invesco V.I. Technology Fund